Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Entity Central Index Key	0001107414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000136668
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Fund
Class Name	Class A
Trading Symbol	SSFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 2,255,686,399
Holdings Count | Holding	6,085
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,255,686,399
  Number of Portfolio Holdings6,085
  Portfolio Turnover Rate9%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Asset	%
U.S. Treasury Obligations	44.8%
U.S. Government Agency Obligations	25.6%
Corporate Bonds & Notes	23.9%
Short-Term Investments	5.2%
Foreign Government Obligations	3.1%
Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.4%
Municipal Bonds & Notes	0.4%
Commercial Mortgage Backed Securities	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.5%
Federal Home Loan Mortgage Corp., 2.50%, due 04/01/52	0.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	0.4%
U.S. Treasury Notes, 3.88%, due 06/30/30	0.4%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.4%
U.S. Treasury Notes, 3.38%, due 09/15/27	0.4%
U.S. Treasury Notes, 4.25%, due 05/15/35	0.4%
U.S. Treasury Notes, 1.50%, due 11/30/28	0.4%
U.S. Treasury Notes, 1.13%, due 08/31/28	0.4%
Federal Home Loan Mortgage Corp., 5.50%, due 11/01/54	0.4%

C000136670
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Fund
Class Name	Class I
Trading Symbol	SSFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[2]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 2,255,686,399
Holdings Count | Holding	6,085
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,255,686,399
  Number of Portfolio Holdings6,085
  Portfolio Turnover Rate9%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Asset	%
U.S. Treasury Obligations	44.8%
U.S. Government Agency Obligations	25.6%
Corporate Bonds & Notes	23.9%
Short-Term Investments	5.2%
Foreign Government Obligations	3.1%
Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.4%
Municipal Bonds & Notes	0.4%
Commercial Mortgage Backed Securities	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.5%
Federal Home Loan Mortgage Corp., 2.50%, due 04/01/52	0.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	0.4%
U.S. Treasury Notes, 3.88%, due 06/30/30	0.4%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.4%
U.S. Treasury Notes, 3.38%, due 09/15/27	0.4%
U.S. Treasury Notes, 4.25%, due 05/15/35	0.4%
U.S. Treasury Notes, 1.50%, due 11/30/28	0.4%
U.S. Treasury Notes, 1.13%, due 08/31/28	0.4%
Federal Home Loan Mortgage Corp., 5.50%, due 11/01/54	0.4%

C000136669
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Fund
Class Name	Class K
Trading Symbol	SSFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[3]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 2,255,686,399
Holdings Count | Holding	6,085
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,255,686,399
  Number of Portfolio Holdings6,085
  Portfolio Turnover Rate9%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Asset	%
U.S. Treasury Obligations	44.8%
U.S. Government Agency Obligations	25.6%
Corporate Bonds & Notes	23.9%
Short-Term Investments	5.2%
Foreign Government Obligations	3.1%
Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.4%
Municipal Bonds & Notes	0.4%
Commercial Mortgage Backed Securities	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.5%
Federal Home Loan Mortgage Corp., 2.50%, due 04/01/52	0.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	0.4%
U.S. Treasury Notes, 3.88%, due 06/30/30	0.4%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.4%
U.S. Treasury Notes, 3.38%, due 09/15/27	0.4%
U.S. Treasury Notes, 4.25%, due 05/15/35	0.4%
U.S. Treasury Notes, 1.50%, due 11/30/28	0.4%
U.S. Treasury Notes, 1.13%, due 08/31/28	0.4%
Federal Home Loan Mortgage Corp., 5.50%, due 11/01/54	0.4%

C000143852
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Portfolio
Trading Symbol	SSAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Portfolio (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Aggregate Bond Index Portfolio	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[4]
AssetsNet	$ 4,987,655,620
Holdings Count | Holding	6,085
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$4,987,655,620 Number of Portfolio Holdings6,085 Portfolio Turnover Rate9%
Holdings [Text Block]

Top Security Types

Asset	%
U.S. Treasury Obligations	44.8%
U.S. Government Agency Obligations	25.6%
Corporate Bonds & Notes	23.9%
Short-Term Investments	5.2%
Foreign Government Obligations	3.1%
Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.4%
Municipal Bonds & Notes	0.4%
Commercial Mortgage Backed Securities	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.5%
Federal Home Loan Mortgage Corp., 2.50%, due 04/01/52	0.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	0.4%
U.S. Treasury Notes, 3.88%, due 06/30/30	0.4%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.4%
U.S. Treasury Notes, 3.38%, due 09/15/27	0.4%
U.S. Treasury Notes, 4.25%, due 05/15/35	0.4%
U.S. Treasury Notes, 1.50%, due 11/30/28	0.4%
U.S. Treasury Notes, 1.13%, due 08/31/28	0.4%
Federal Home Loan Mortgage Corp., 5.50%, due 11/01/54	0.4%

C000246124
Shareholder Report [Line Items]
Fund Name	State Street Balanced Index Fund
Class Name	Class K
Trading Symbol	SSBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Balanced Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[5]
AssetsNet	$ 574,974,528
Holdings Count | Holding	2,598
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$574,974,528 Number of Portfolio Holdings2,598 Portfolio Turnover Rate7%
Holdings [Text Block]

Top Security Types

Asset	%
Common Stocks	59.7%
Mutual Funds and Exchange Traded Products	39.7%
Short-Term Investments	0.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	39.6%
NVIDIA Corp.	3.8%
Microsoft Corp.	3.7%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc., Class A	1.6%
Broadcom, Inc.	1.3%
Alphabet, Inc., Class A	1.0%
Berkshire Hathaway, Inc., Class B	0.9%
Tesla, Inc.	0.9%

C000159454
Shareholder Report [Line Items]
Fund Name	State Street Emerging Markets Equity Index Fund
Class Name	Class K
Trading Symbol	SSKEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Emerging Markets Equity Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[6]
AssetsNet	$ 558,119,166
Holdings Count | Holding	1,206
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$558,119,166 Number of Portfolio Holdings1,206 Portfolio Turnover Rate5%
Holdings [Text Block]

Top Ten Countries

Country	%
China	25.3%
Taiwan	18.8%
India	18.0%
South Korea	10.7%
Brazil	4.3%
Saudi Arabia	3.5%
Switzerland	3.1%
South Africa	2.9%
Mexico	2.1%
United Arab Emirates	1.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	10.2%
Tencent Holdings Ltd.	4.7%
Alibaba Group Holding Ltd.	2.7%
Samsung Electronics Co. Ltd.	2.4%
HDFC Bank Ltd.	1.5%
Xiaomi Corp., Class B	1.5%
SK Hynix, Inc.	1.3%
MSCI CHINA A INCLUSION Net Return USD Index, due 08/31/27	1.3%
Reliance Industries Ltd.	1.2%
China Construction Bank Corp., Class H	1.1%

C000029581
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Administrative Shares
Trading Symbol	STFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[7]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 11,687,494,003
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,687,494,003
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Sector	%
Information Technology	32.7%
Financials	13.9%
Consumer Discretionary	10.2%
Communication Services	9.7%
Health Care	9.2%
Industrials	8.5%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.2%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

C000136665
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class A
Trading Symbol	SSSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[8]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 11,687,494,003
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,687,494,003
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Sector	%
Information Technology	32.7%
Financials	13.9%
Consumer Discretionary	10.2%
Communication Services	9.7%
Health Care	9.2%
Industrials	8.5%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.2%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

C000136667
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class I
Trading Symbol	SSSWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[9]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 11,687,494,003
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,687,494,003
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Sector	%
Information Technology	32.7%
Financials	13.9%
Consumer Discretionary	10.2%
Communication Services	9.7%
Health Care	9.2%
Industrials	8.5%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.2%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

C000136666
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class K
Trading Symbol	SSSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[10]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 11,687,494,003
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,687,494,003
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Sector	%
Information Technology	32.7%
Financials	13.9%
Consumer Discretionary	10.2%
Communication Services	9.7%
Health Care	9.2%
Industrials	8.5%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.2%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

C000029583
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class R Shares
Trading Symbol	SSFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[11]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 11,687,494,003
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,687,494,003
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Sector	%
Information Technology	32.7%
Financials	13.9%
Consumer Discretionary	10.2%
Communication Services	9.7%
Health Care	9.2%
Industrials	8.5%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.2%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

C000029582
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Service Shares
Trading Symbol	STBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[12]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 11,687,494,003
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,687,494,003
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Sector	%
Information Technology	32.7%
Financials	13.9%
Consumer Discretionary	10.2%
Communication Services	9.7%
Health Care	9.2%
Industrials	8.5%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.2%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

C000143850
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index II Portfolio
Trading Symbol	SSEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index II Portfolio (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Equity 500 Index II Portfolio	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[13]
AssetsNet	$ 18,940,643,751
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$18,940,643,751 Number of Portfolio Holdings507 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Sectors

Sector	%
Information Technology	32.7%
Financials	13.9%
Consumer Discretionary	10.2%
Communication Services	9.7%
Health Care	9.2%
Industrials	8.5%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.2%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

C000251886
Shareholder Report [Line Items]
Fund Name	State Street Federal Government Money Market Fund
Class Name	Advantage Class
Trading Symbol	AGFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Federal Government Money Market Fund (the "Fund") for the period of January 6, 2025 (commencement of operations) through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$19	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[14]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Performance Inception Date	Jan. 06, 2025
AssetsNet	$ 113,046,926
Holdings Count | Holding	187
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$113,046,926 Number of Portfolio Holdings187 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

C000251884
Shareholder Report [Line Items]
Fund Name	State Street Federal Treasury Money Market Fund
Class Name	Advantage Class
Trading Symbol	AFTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Federal Treasury Money Market Fund (the "Fund") for the period of January 6, 2025 (commencement of operations) through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$19	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[15]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Performance Inception Date	Jan. 06, 2025
AssetsNet	$ 56,284,574
Holdings Count | Holding	67
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$56,284,574 Number of Portfolio Holdings67 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	101.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

C000251885
Shareholder Report [Line Items]
Fund Name	State Street Federal Treasury Plus Money Market Fund
Class Name	Advantage Class
Trading Symbol	ATPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Federal Treasury Plus Money Market Fund (the "Fund") for the period of January 6, 2025 (commencement of operations) through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$19	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[16]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Performance Inception Date	Jan. 06, 2025
AssetsNet	$ 37,532,693
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$37,532,693 Number of Portfolio Holdings100 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

C000136662
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Fund
Class Name	Class A
Trading Symbol	SSGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%	[17]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 3,453,276,593
Holdings Count | Holding	5,968
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,453,276,593
  Number of Portfolio Holdings5,968
  Portfolio Turnover Rate4%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Countries

Country	%
Japan	14.8%
China	7.8%
Canada	7.6%
United Kingdom	7.3%
Germany	5.9%
India	5.7%
United States	5.6%
Taiwan	5.5%
France	5.3%
Australia	4.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Tencent Holdings Ltd.	1.2%
SAP SE	0.9%
ASML Holding NV	0.9%
Nestle SA	0.7%
Alibaba Group Holding Ltd.	0.7%
Novartis AG	0.7%
Roche Holding AG	0.6%
Novo Nordisk AS, Class B	0.6%
AstraZeneca PLC	0.6%

C000136664
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Fund
Class Name	Class I
Trading Symbol	SSGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[18]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 3,453,276,593
Holdings Count | Holding	5,968
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,453,276,593
  Number of Portfolio Holdings5,968
  Portfolio Turnover Rate4%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Countries

Country	%
Japan	14.8%
China	7.8%
Canada	7.6%
United Kingdom	7.3%
Germany	5.9%
India	5.7%
United States	5.6%
Taiwan	5.5%
France	5.3%
Australia	4.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Tencent Holdings Ltd.	1.2%
SAP SE	0.9%
ASML Holding NV	0.9%
Nestle SA	0.7%
Alibaba Group Holding Ltd.	0.7%
Novartis AG	0.7%
Roche Holding AG	0.6%
Novo Nordisk AS, Class B	0.6%
AstraZeneca PLC	0.6%

C000136663
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Fund
Class Name	Class K
Trading Symbol	SSGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[19]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 3,453,276,593
Holdings Count | Holding	5,968
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,453,276,593
  Number of Portfolio Holdings5,968
  Portfolio Turnover Rate4%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Countries

Country	%
Japan	14.8%
China	7.8%
Canada	7.6%
United Kingdom	7.3%
Germany	5.9%
India	5.7%
United States	5.6%
Taiwan	5.5%
France	5.3%
Australia	4.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Tencent Holdings Ltd.	1.2%
SAP SE	0.9%
ASML Holding NV	0.9%
Nestle SA	0.7%
Alibaba Group Holding Ltd.	0.7%
Novartis AG	0.7%
Roche Holding AG	0.6%
Novo Nordisk AS, Class B	0.6%
AstraZeneca PLC	0.6%

C000143853
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Portfolio
Trading Symbol	SSGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Global All Cap Equity ex-U.S. Index Portfolio	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[20]
AssetsNet	$ 9,945,879,008
Holdings Count | Holding	5,968
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$9,945,879,008 Number of Portfolio Holdings5,968 Portfolio Turnover Rate4%
Holdings [Text Block]

Top Ten Countries

Country	%
Japan	14.8%
China	7.8%
Canada	7.6%
United Kingdom	7.3%
Germany	5.9%
India	5.7%
United States	5.6%
Taiwan	5.5%
France	5.3%
Australia	4.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Tencent Holdings Ltd.	1.2%
SAP SE	0.9%
ASML Holding NV	0.9%
Nestle SA	0.7%
Alibaba Group Holding Ltd.	0.7%
Novartis AG	0.7%
Roche Holding AG	0.6%
Novo Nordisk AS, Class B	0.6%
AstraZeneca PLC	0.6%

C000155088
Shareholder Report [Line Items]
Fund Name	State Street Hedged International Developed Equity Index Fund
Class Name	Class K
Trading Symbol	SSHQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Hedged International Developed Equity Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[21]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 3,796,813,665
Holdings Count | Holding	769
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,796,813,665
  Number of Portfolio Holdings769
  Portfolio Turnover Rate5%

Reflects holdings of the Portfolio, in which the Fund invests.

Portfolio turnover rate is from the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Countries

Country	%
Japan	21.2%
United Kingdom	11.1%
Germany	10.1%
United States	9.9%
France	9.3%
Australia	6.7%
Switzerland	4.8%
Netherlands	4.1%
Spain	3.1%
Italy	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
SAP SE	1.6%
ASML Holding NV	1.6%
Nestle SA	1.3%
Roche Holding AG	1.2%
Novartis AG	1.2%
Novo Nordisk AS, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%

C000143780
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Administration Class
Trading Symbol	SSKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$18	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[22]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 11,826,986,550
Holdings Count | Holding	67
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$11,826,986,550 Number of Portfolio Holdings67 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	101.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

C000230479
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Bancroft Capital Class
Trading Symbol	VTTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[23]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 11,826,986,550
Holdings Count | Holding	67
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$11,826,986,550 Number of Portfolio Holdings67 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	101.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

C000231445
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Cabrera Capital Markets Class
Trading Symbol	CSJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[24]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 11,826,986,550
Holdings Count | Holding	67
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$11,826,986,550 Number of Portfolio Holdings67 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	101.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

C000143781
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Institutional Class
Trading Symbol	SSJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[25]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 11,826,986,550
Holdings Count | Holding	67
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$11,826,986,550 Number of Portfolio Holdings67 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	101.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

C000052878
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Investment Class
Trading Symbol	TRVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[26]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 11,826,986,550
Holdings Count | Holding	67
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$11,826,986,550 Number of Portfolio Holdings67 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	101.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

C000143782
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Investor Class
Trading Symbol	SSNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[27]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 11,826,986,550
Holdings Count | Holding	67
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$11,826,986,550 Number of Portfolio Holdings67 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	101.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

C000231964
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Opportunity Class
Trading Symbol	OPRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[28]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 11,826,986,550
Holdings Count | Holding	67
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$11,826,986,550 Number of Portfolio Holdings67 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	101.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

C000052877
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Premier Class
Trading Symbol	TRIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[29]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 11,826,986,550
Holdings Count | Holding	67
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$11,826,986,550 Number of Portfolio Holdings67 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	101.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

C000143785
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Administration Class
Trading Symbol	SSQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$18	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[30]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 51,329,844,507
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$51,329,844,507 Number of Portfolio Holdings100 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

C000230480
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Bancroft Capital Class
Trading Symbol	VTLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[31]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 51,329,844,507
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$51,329,844,507 Number of Portfolio Holdings100 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

C000231448
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Blaylock Van Class
Trading Symbol	BVYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[32]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 51,329,844,507
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$51,329,844,507 Number of Portfolio Holdings100 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

C000231447
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Cabrera Capital Markets Class
Trading Symbol	CAJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[33]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 51,329,844,507
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$51,329,844,507 Number of Portfolio Holdings100 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

C000143783
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Institutional Class
Trading Symbol	SAJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[34]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 51,329,844,507
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$51,329,844,507 Number of Portfolio Holdings100 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

C000052879
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Investment Class
Trading Symbol	TPVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[35]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 51,329,844,507
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$51,329,844,507 Number of Portfolio Holdings100 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

C000143784
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Investor Class
Trading Symbol	SAEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[36]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 51,329,844,507
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$51,329,844,507 Number of Portfolio Holdings100 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

C000231965
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Opportunity Class
Trading Symbol	OPTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[37]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 51,329,844,507
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$51,329,844,507 Number of Portfolio Holdings100 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

C000052880
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Premier Class
Trading Symbol	TPIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[38]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 51,329,844,507
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$51,329,844,507 Number of Portfolio Holdings100 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

C000172254
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Trust Class
Trading Symbol	TPLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[39]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 51,329,844,507
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$51,329,844,507 Number of Portfolio Holdings100 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

C000143776
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Administration Class
Trading Symbol	SALXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$18	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[40]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 169,566,136,928
Holdings Count | Holding	187
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$169,566,136,928 Number of Portfolio Holdings187 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

C000230478
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Bancroft Capital Class
Trading Symbol	VTGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[41]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 169,566,136,928
Holdings Count | Holding	187
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$169,566,136,928 Number of Portfolio Holdings187 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

C000231443
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Blaylock Van Class
Trading Symbol	BUYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[42]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 169,566,136,928
Holdings Count | Holding	187
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$169,566,136,928 Number of Portfolio Holdings187 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

C000231444
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Cabrera Capital Markets Class
Trading Symbol	CAHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[43]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 169,566,136,928
Holdings Count | Holding	187
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$169,566,136,928 Number of Portfolio Holdings187 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

C000146109
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Class G
Trading Symbol	SSOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[44]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 169,566,136,928
Holdings Count | Holding	187
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$169,566,136,928 Number of Portfolio Holdings187 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

C000143775
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Institutional Class
Trading Symbol	SAHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[45]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 169,566,136,928
Holdings Count | Holding	187
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$169,566,136,928 Number of Portfolio Holdings187 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

C000052884
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Investment Class
Trading Symbol	GVVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[46]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 169,566,136,928
Holdings Count | Holding	187
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$169,566,136,928 Number of Portfolio Holdings187 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

C000145476
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Investor Class
Trading Symbol	SAMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[47]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 169,566,136,928
Holdings Count | Holding	187
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$169,566,136,928 Number of Portfolio Holdings187 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

C000231963
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Opportunity Class
Trading Symbol	OPGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[48]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 169,566,136,928
Holdings Count | Holding	187
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$169,566,136,928 Number of Portfolio Holdings187 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

C000052883
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Premier Class
Trading Symbol	GVMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[49]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 169,566,136,928
Holdings Count | Holding	187
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$169,566,136,928 Number of Portfolio Holdings187 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

C000069459
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Select Class
Trading Symbol	GVSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[50]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 169,566,136,928
Holdings Count | Holding	187
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$169,566,136,928 Number of Portfolio Holdings187 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

C000261738
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Trust Class
Trading Symbol	GVBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of June 13, 2025 (commencement of operations) through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$1	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.17%	[51]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 169,566,136,928
Holdings Count | Holding	187
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$169,566,136,928 Number of Portfolio Holdings187 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

C000158901
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Fund
Class Name	Class A
Trading Symbol	SSMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[52]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 678,686,628
Holdings Count | Holding	2,326
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

  Total Net Assets$678,686,628
  Number of Portfolio Holdings2,326
  Portfolio Turnover Rate12%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Industries

Industry	%
Software	9.2%
Banks	6.1%
Capital Markets	4.7%
Biotechnology	4.6%
Hotels, Restaurants & Leisure	3.5%
Machinery	3.2%
Entertainment	3.1%
Insurance	3.0%
IT Services	2.9%
Semiconductors & Semiconductor Equipment	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Spotify Technology SA	1.6%
MicroStrategy, Inc., Class A	1.3%
AppLovin Corp., Class A	1.1%
Snowflake, Inc., Class A	0.9%
Robinhood Markets, Inc., Class A	0.9%
Marvell Technology, Inc.	0.9%
CRH PLC	0.8%
Cloudflare, Inc., Class A	0.8%
ROBLOX Corp., Class A	0.8%
Cheniere Energy, Inc.	0.7%

C000158902
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Fund
Class Name	Class I
Trading Symbol	SSMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[53]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 678,686,628
Holdings Count | Holding	2,326
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

  Total Net Assets$678,686,628
  Number of Portfolio Holdings2,326
  Portfolio Turnover Rate12%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Industries

Industry	%
Software	9.2%
Banks	6.1%
Capital Markets	4.7%
Biotechnology	4.6%
Hotels, Restaurants & Leisure	3.5%
Machinery	3.2%
Entertainment	3.1%
Insurance	3.0%
IT Services	2.9%
Semiconductors & Semiconductor Equipment	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Spotify Technology SA	1.6%
MicroStrategy, Inc., Class A	1.3%
AppLovin Corp., Class A	1.1%
Snowflake, Inc., Class A	0.9%
Robinhood Markets, Inc., Class A	0.9%
Marvell Technology, Inc.	0.9%
CRH PLC	0.8%
Cloudflare, Inc., Class A	0.8%
ROBLOX Corp., Class A	0.8%
Cheniere Energy, Inc.	0.7%

C000158903
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Fund
Class Name	Class K
Trading Symbol	SSMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[54]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 678,686,628
Holdings Count | Holding	2,326
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

  Total Net Assets$678,686,628
  Number of Portfolio Holdings2,326
  Portfolio Turnover Rate12%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Industries

Industry	%
Software	9.2%
Banks	6.1%
Capital Markets	4.7%
Biotechnology	4.6%
Hotels, Restaurants & Leisure	3.5%
Machinery	3.2%
Entertainment	3.1%
Insurance	3.0%
IT Services	2.9%
Semiconductors & Semiconductor Equipment	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Spotify Technology SA	1.6%
MicroStrategy, Inc., Class A	1.3%
AppLovin Corp., Class A	1.1%
Snowflake, Inc., Class A	0.9%
Robinhood Markets, Inc., Class A	0.9%
Marvell Technology, Inc.	0.9%
CRH PLC	0.8%
Cloudflare, Inc., Class A	0.8%
ROBLOX Corp., Class A	0.8%
Cheniere Energy, Inc.	0.7%

C000158904
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Portfolio
Trading Symbol	SSMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Portfolio (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Small/Mid Cap Equity Index Portfolio	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[55]
AssetsNet	$ 2,384,232,581
Holdings Count | Holding	2,326
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$2,384,232,581 Number of Portfolio Holdings2,326 Portfolio Turnover Rate12%
Holdings [Text Block]

Top Ten Industries

Industry	%
Software	9.2%
Banks	6.1%
Capital Markets	4.7%
Biotechnology	4.6%
Hotels, Restaurants & Leisure	3.5%
Machinery	3.2%
Entertainment	3.1%
Insurance	3.0%
IT Services	2.9%
Semiconductors & Semiconductor Equipment	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Spotify Technology SA	1.6%
MicroStrategy, Inc., Class A	1.3%
AppLovin Corp., Class A	1.1%
Snowflake, Inc., Class A	0.9%
Robinhood Markets, Inc., Class A	0.9%
Marvell Technology, Inc.	0.9%
CRH PLC	0.8%
Cloudflare, Inc., Class A	0.8%
ROBLOX Corp., Class A	0.8%
Cheniere Energy, Inc.	0.7%

C000232295
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2025 Fund
Class Name	Class R3
Trading Symbol	SSAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[56]
AssetsNet	$ 1,957,367,294
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,957,367,294 Number of Portfolio Holdings12 Portfolio Turnover Rate11%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Fixed Income	39.0%
Domestic Equity	23.3%
Inflation Linked	18.0%
International Equity	14.7%
Real Estate	5.0%
Short-Term Investments	1.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.9%
State Street Equity 500 Index II Portfolio	20.6%
SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	14.7%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Portfolio Short Term Treasury ETF	6.1%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	2.7%
SPDR Portfolio Short Term Corporate Bond ETF	1.6%

C000143868
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2025 Fund
Class Name	Class I
Trading Symbol	SSBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[57]
AssetsNet	$ 1,957,367,294
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,957,367,294 Number of Portfolio Holdings12 Portfolio Turnover Rate11%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Fixed Income	39.0%
Domestic Equity	23.3%
Inflation Linked	18.0%
International Equity	14.7%
Real Estate	5.0%
Short-Term Investments	1.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.9%
State Street Equity 500 Index II Portfolio	20.6%
SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	14.7%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Portfolio Short Term Treasury ETF	6.1%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	2.7%
SPDR Portfolio Short Term Corporate Bond ETF	1.6%

C000143869
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2025 Fund
Class Name	Class K
Trading Symbol	SSBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[58]
AssetsNet	$ 1,957,367,294
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,957,367,294 Number of Portfolio Holdings12 Portfolio Turnover Rate11%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Fixed Income	39.0%
Domestic Equity	23.3%
Inflation Linked	18.0%
International Equity	14.7%
Real Estate	5.0%
Short-Term Investments	1.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.9%
State Street Equity 500 Index II Portfolio	20.6%
SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	14.7%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Portfolio Short Term Treasury ETF	6.1%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	2.7%
SPDR Portfolio Short Term Corporate Bond ETF	1.6%

C000232296
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2030 Fund
Class Name	Class R3
Trading Symbol	SSAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$27	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[59]
AssetsNet	$ 3,264,155,554
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$3,264,155,554 Number of Portfolio Holdings13 Portfolio Turnover Rate13%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	33.2%
Domestic Fixed Income	31.0%
International Equity	22.7%
Inflation Linked	10.3%
Real Estate	2.7%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	28.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	22.7%
State Street Aggregate Bond Index Portfolio	19.5%
SPDR Bloomberg 1-10 Year TIPS ETF	10.3%
SPDR Bloomberg High Yield Bond ETF	6.3%
SPDR Portfolio Long Term Treasury ETF	4.5%
State Street Small/Mid Cap Equity Index Portfolio	4.4%
SPDR Dow Jones Global Real Estate ETF	2.7%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	0.3%
SPDR Portfolio Short Term Treasury ETF	0.2%

C000143872
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2030 Fund
Class Name	Class I
Trading Symbol	SSBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[60]
AssetsNet	$ 3,264,155,554
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$3,264,155,554 Number of Portfolio Holdings13 Portfolio Turnover Rate13%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	33.2%
Domestic Fixed Income	31.0%
International Equity	22.7%
Inflation Linked	10.3%
Real Estate	2.7%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	28.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	22.7%
State Street Aggregate Bond Index Portfolio	19.5%
SPDR Bloomberg 1-10 Year TIPS ETF	10.3%
SPDR Bloomberg High Yield Bond ETF	6.3%
SPDR Portfolio Long Term Treasury ETF	4.5%
State Street Small/Mid Cap Equity Index Portfolio	4.4%
SPDR Dow Jones Global Real Estate ETF	2.7%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	0.3%
SPDR Portfolio Short Term Treasury ETF	0.2%

C000143873
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2030 Fund
Class Name	Class K
Trading Symbol	SSBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[61]
AssetsNet	$ 3,264,155,554
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$3,264,155,554 Number of Portfolio Holdings13 Portfolio Turnover Rate13%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	33.2%
Domestic Fixed Income	31.0%
International Equity	22.7%
Inflation Linked	10.3%
Real Estate	2.7%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	28.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	22.7%
State Street Aggregate Bond Index Portfolio	19.5%
SPDR Bloomberg 1-10 Year TIPS ETF	10.3%
SPDR Bloomberg High Yield Bond ETF	6.3%
SPDR Portfolio Long Term Treasury ETF	4.5%
State Street Small/Mid Cap Equity Index Portfolio	4.4%
SPDR Dow Jones Global Real Estate ETF	2.7%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	0.3%
SPDR Portfolio Short Term Treasury ETF	0.2%

C000232297
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2035 Fund
Class Name	Class R3
Trading Symbol	SSAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[62]
AssetsNet	$ 3,300,594,866
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$3,300,594,866 Number of Portfolio Holdings10 Portfolio Turnover Rate12%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	39.7%
Domestic Fixed Income	30.0%
International Equity	29.0%
Inflation Linked	1.0%
Real Estate	0.2%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	33.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	29.0%
State Street Aggregate Bond Index Portfolio	15.8%
SPDR Portfolio Long Term Treasury ETF	9.3%
State Street Small/Mid Cap Equity Index Portfolio	6.1%
SPDR Bloomberg High Yield Bond ETF	4.9%
SPDR Bloomberg 1-10 Year TIPS ETF	1.0%
SPDR Dow Jones Global Real Estate ETF	0.3%

C000143876
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2035 Fund
Class Name	Class I
Trading Symbol	SSCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[63]
AssetsNet	$ 3,300,594,866
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$3,300,594,866 Number of Portfolio Holdings10 Portfolio Turnover Rate12%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	39.7%
Domestic Fixed Income	30.0%
International Equity	29.0%
Inflation Linked	1.0%
Real Estate	0.2%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	33.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	29.0%
State Street Aggregate Bond Index Portfolio	15.8%
SPDR Portfolio Long Term Treasury ETF	9.3%
State Street Small/Mid Cap Equity Index Portfolio	6.1%
SPDR Bloomberg High Yield Bond ETF	4.9%
SPDR Bloomberg 1-10 Year TIPS ETF	1.0%
SPDR Dow Jones Global Real Estate ETF	0.3%

C000143877
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2035 Fund
Class Name	Class K
Trading Symbol	SSCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[64]
AssetsNet	$ 3,300,594,866
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$3,300,594,866 Number of Portfolio Holdings10 Portfolio Turnover Rate12%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	39.7%
Domestic Fixed Income	30.0%
International Equity	29.0%
Inflation Linked	1.0%
Real Estate	0.2%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	33.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	29.0%
State Street Aggregate Bond Index Portfolio	15.8%
SPDR Portfolio Long Term Treasury ETF	9.3%
State Street Small/Mid Cap Equity Index Portfolio	6.1%
SPDR Bloomberg High Yield Bond ETF	4.9%
SPDR Bloomberg 1-10 Year TIPS ETF	1.0%
SPDR Dow Jones Global Real Estate ETF	0.3%

C000232298
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2040 Fund
Class Name	Class R3
Trading Symbol	SSAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[65]
AssetsNet	$ 3,109,308,231
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$3,109,308,231 Number of Portfolio Holdings7 Portfolio Turnover Rate11%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	44.0%
International Equity	32.4%
Domestic Fixed Income	23.6%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	36.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.4%
State Street Aggregate Bond Index Portfolio	11.5%
SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	7.8%
SPDR Bloomberg High Yield Bond ETF	2.2%

C000143880
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2040 Fund
Class Name	Class I
Trading Symbol	SSCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[66]
AssetsNet	$ 3,109,308,231
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$3,109,308,231 Number of Portfolio Holdings7 Portfolio Turnover Rate11%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	44.0%
International Equity	32.4%
Domestic Fixed Income	23.6%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	36.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.4%
State Street Aggregate Bond Index Portfolio	11.5%
SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	7.8%
SPDR Bloomberg High Yield Bond ETF	2.2%

C000143881
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2040 Fund
Class Name	Class K
Trading Symbol	SSCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[67]
AssetsNet	$ 3,109,308,231
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$3,109,308,231 Number of Portfolio Holdings7 Portfolio Turnover Rate11%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	44.0%
International Equity	32.4%
Domestic Fixed Income	23.6%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	36.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.4%
State Street Aggregate Bond Index Portfolio	11.5%
SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	7.8%
SPDR Bloomberg High Yield Bond ETF	2.2%

C000232299
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2045 Fund
Class Name	Class R3
Trading Symbol	SSAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[68]
AssetsNet	$ 2,863,047,262
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$2,863,047,262 Number of Portfolio Holdings6 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	47.6%
International Equity	35.0%
Domestic Fixed Income	17.3%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.0%
SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	9.7%
State Street Aggregate Bond Index Portfolio	7.5%

C000143884
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2045 Fund
Class Name	Class I
Trading Symbol	SSDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[69]
AssetsNet	$ 2,863,047,262
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$2,863,047,262 Number of Portfolio Holdings6 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	47.6%
International Equity	35.0%
Domestic Fixed Income	17.3%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.0%
SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	9.7%
State Street Aggregate Bond Index Portfolio	7.5%

C000143885
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2045 Fund
Class Name	Class K
Trading Symbol	SSDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[70]
AssetsNet	$ 2,863,047,262
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$2,863,047,262 Number of Portfolio Holdings6 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	47.6%
International Equity	35.0%
Domestic Fixed Income	17.3%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.0%
SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	9.7%
State Street Aggregate Bond Index Portfolio	7.5%

C000232290
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2050 Fund
Class Name	Class R3
Trading Symbol	SSAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[71]
AssetsNet	$ 2,455,320,941
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$2,455,320,941 Number of Portfolio Holdings7 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	50.5%
International Equity	37.2%
Domestic Fixed Income	12.3%
Short-Term Investments	0.4%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.2%
State Street Small/Mid Cap Equity Index Portfolio	11.8%
SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Aggregate Bond Index Portfolio	2.5%

C000143828
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2050 Fund
Class Name	Class I
Trading Symbol	SSDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[72]
AssetsNet	$ 2,455,320,941
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$2,455,320,941 Number of Portfolio Holdings7 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	50.5%
International Equity	37.2%
Domestic Fixed Income	12.3%
Short-Term Investments	0.4%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.2%
State Street Small/Mid Cap Equity Index Portfolio	11.8%
SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Aggregate Bond Index Portfolio	2.5%

C000143829
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2050 Fund
Class Name	Class K
Trading Symbol	SSDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[73]
AssetsNet	$ 2,455,320,941
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$2,455,320,941 Number of Portfolio Holdings7 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	50.5%
International Equity	37.2%
Domestic Fixed Income	12.3%
Short-Term Investments	0.4%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.2%
State Street Small/Mid Cap Equity Index Portfolio	11.8%
SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Aggregate Bond Index Portfolio	2.5%

C000232291
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2055 Fund
Class Name	Class R3
Trading Symbol	SSAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[74]
AssetsNet	$ 1,879,359,648
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,879,359,648 Number of Portfolio Holdings5 Portfolio Turnover Rate9%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	51.9%
International Equity	38.2%
Domestic Fixed Income	9.8%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
SPDR Portfolio Long Term Treasury ETF	9.8%

C000143832
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2055 Fund
Class Name	Class I
Trading Symbol	SSDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[75]
AssetsNet	$ 1,879,359,648
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,879,359,648 Number of Portfolio Holdings5 Portfolio Turnover Rate9%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	51.9%
International Equity	38.2%
Domestic Fixed Income	9.8%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
SPDR Portfolio Long Term Treasury ETF	9.8%

C000143833
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2055 Fund
Class Name	Class K
Trading Symbol	SSDQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[76]
AssetsNet	$ 1,879,359,648
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,879,359,648 Number of Portfolio Holdings5 Portfolio Turnover Rate9%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	51.9%
International Equity	38.2%
Domestic Fixed Income	9.8%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
SPDR Portfolio Long Term Treasury ETF	9.8%

C000232292
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2060 Fund
Class Name	Class R3
Trading Symbol	SSAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[77]
AssetsNet	$ 1,309,213,163
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,309,213,163 Number of Portfolio Holdings5 Portfolio Turnover Rate9%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	51.8%
International Equity	38.2%
Domestic Fixed Income	9.8%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
SPDR Portfolio Long Term Treasury ETF	9.8%

C000143836
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2060 Fund
Class Name	Class I
Trading Symbol	SSDWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[78]
AssetsNet	$ 1,309,213,163
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,309,213,163 Number of Portfolio Holdings5 Portfolio Turnover Rate9%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	51.8%
International Equity	38.2%
Domestic Fixed Income	9.8%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
SPDR Portfolio Long Term Treasury ETF	9.8%

C000143837
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2060 Fund
Class Name	Class K
Trading Symbol	SSDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[79]
AssetsNet	$ 1,309,213,163
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,309,213,163 Number of Portfolio Holdings5 Portfolio Turnover Rate9%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	51.8%
International Equity	38.2%
Domestic Fixed Income	9.8%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
SPDR Portfolio Long Term Treasury ETF	9.8%

C000232300
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2065 Fund
Class Name	Class R3
Trading Symbol	SSFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[80]
AssetsNet	$ 423,475,571
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$423,475,571 Number of Portfolio Holdings5 Portfolio Turnover Rate16%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	51.8%
International Equity	38.1%
Domestic Fixed Income	9.9%
Short-Term Investment	0.6%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
SPDR Portfolio Long Term Treasury ETF	9.9%

C000216582
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2065 Fund
Class Name	Class I
Trading Symbol	SSFJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[81]
AssetsNet	$ 423,475,571
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$423,475,571 Number of Portfolio Holdings5 Portfolio Turnover Rate16%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	51.8%
International Equity	38.1%
Domestic Fixed Income	9.9%
Short-Term Investment	0.6%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
SPDR Portfolio Long Term Treasury ETF	9.9%

C000216583
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2065 Fund
Class Name	Class K
Trading Symbol	SSFKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[82]
AssetsNet	$ 423,475,571
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$423,475,571 Number of Portfolio Holdings5 Portfolio Turnover Rate16%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	51.8%
International Equity	38.1%
Domestic Fixed Income	9.9%
Short-Term Investment	0.6%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
SPDR Portfolio Long Term Treasury ETF	9.9%

C000253750
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2070 Fund
Class Name	Class I
Trading Symbol	SSGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327 .
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[83]
AssetsNet	$ 34,668,108
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$34,668,108 Number of Portfolio Holdings5 Portfolio Turnover Rate7%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	51.7%
International Equity	38.0%
Domestic Fixed Income	9.9%
Short-Term Investments	0.6%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.0%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
SPDR Portfolio Long Term Treasury ETF	9.8%

C000253751
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2070 Fund
Class Name	Class K
Trading Symbol	SSGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327 .
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[84]
AssetsNet	$ 34,668,108
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$34,668,108 Number of Portfolio Holdings5 Portfolio Turnover Rate7%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	51.7%
International Equity	38.0%
Domestic Fixed Income	9.9%
Short-Term Investments	0.6%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.0%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
SPDR Portfolio Long Term Treasury ETF	9.8%

C000253749
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2070 Fund
Class Name	Class R3
Trading Symbol	SSGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327 .
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[85]
AssetsNet	$ 34,668,108
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$34,668,108 Number of Portfolio Holdings5 Portfolio Turnover Rate7%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Equity	51.7%
International Equity	38.0%
Domestic Fixed Income	9.9%
Short-Term Investments	0.6%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.0%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
SPDR Portfolio Long Term Treasury ETF	9.8%

C000232293
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement Fund
Class Name	Class R3
Trading Symbol	SSFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[86]
AssetsNet	$ 1,510,700,298
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,510,700,298 Number of Portfolio Holdings12 Portfolio Turnover Rate12%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Fixed Income	50.3%
Inflation Linked	18.0%
Domestic Equity	16.5%
International Equity	10.1%
Real Estate	5.0%
Short-Term Investments	0.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.0%
SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
SPDR Portfolio Short Term Treasury ETF	15.8%
State Street Equity 500 Index II Portfolio	14.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.1%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	1.6%

C000143856
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement Fund
Class Name	Class I
Trading Symbol	SSFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[87]
AssetsNet	$ 1,510,700,298
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,510,700,298 Number of Portfolio Holdings12 Portfolio Turnover Rate12%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Fixed Income	50.3%
Inflation Linked	18.0%
Domestic Equity	16.5%
International Equity	10.1%
Real Estate	5.0%
Short-Term Investments	0.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.0%
SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
SPDR Portfolio Short Term Treasury ETF	15.8%
State Street Equity 500 Index II Portfolio	14.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.1%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	1.6%

C000143857
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement Fund
Class Name	Class K
Trading Symbol	SSFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[88]
AssetsNet	$ 1,510,700,298
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,510,700,298 Number of Portfolio Holdings12 Portfolio Turnover Rate12%
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Fixed Income	50.3%
Inflation Linked	18.0%
Domestic Equity	16.5%
International Equity	10.1%
Real Estate	5.0%
Short-Term Investments	0.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.0%
SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
SPDR Portfolio Short Term Treasury ETF	15.8%
State Street Equity 500 Index II Portfolio	14.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.1%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	1.6%

C000192374
Shareholder Report [Line Items]
Fund Name	State Street Treasury Obligations Money Market Fund
Trading Symbol	TAQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Treasury Obligations Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Obligations Money Market Fund	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[89]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 8,568,949,020
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$8,568,949,020 Number of Portfolio Holdings100 Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

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